Capital Requirements (Details)	9 Months Ended											1 Months Ended		9 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Dec. 31, 2012 USD ($)	Oct. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2012 Mountain Pass facility USD ($)	Sep. 30, 2012 Mountain Pass facility Mg	Dec. 31, 2012 Capital expenditures at all other operating facilities USD ($)	Jan. 31, 2012 Intermetallics Japan USD ($)	Jan. 31, 2012 Intermetallics Japan JPY (¥)	Sep. 30, 2012 Intermetallics Japan USD ($)	Sep. 30, 2012 Intermetallics Japan JPY (¥)	Dec. 31, 2012 Intermetallics Japan USD ($)	Dec. 31, 2012 Intermetallics Japan JPY (¥)
Capital Expenditures [Line Items]
Production Rate of R E O Per Year										19,050
Expected Production Rate of R E O Per Year Upon Completion of Project										40,000
Capital Expenditures [Abstract]
Future anticipated capex, remainder of fiscal year									$ 170,000,000		$ 10,000,000
Future anticipated capex, first half of year two									305,000,000
Total current estimated costs									1,250,000,000
Estimated additional EPC expenditures									150,000,000
Capital contribution													2,500,000,000
Payments to acquire interest in JV	28,130,000	0										32,700,000	2,500,000,000	27,700,000	2,200,000,000
Future estimated payment to acquire joint venture																3,800,000	300,000,000
Future estimated payments to acquire joint ventures, remainder of fiscal year			8,000,000
Future estimated payments to acquire joint ventures, year 2			20,000,000
Cash and cash equivalents	$ 436,025,000	$ 561,955,000		$ 385,000,000	$ 418,855,000	$ 316,430,000	$ 6,929,000	$ 2,189,000